SECURITIES AND EXCHANGE COMMISSION
  Washington, D.C. 20549

         FORM 13F

    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Cohen, Klingenstein & Marks Incorporated
Address:                   2112 Broadway
                           Suite 417
                           New York, New York  10023

13F File Number:           028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      George M. Cohen
Title:                     Principal
Phone:                     212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                      New York, New York    May 2, 2005

Report Type (Check only one.):

[ X]                       13F Holdings Report

[  ]                       13F Notice

[  ]                       13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                      0

Form 13F Information Table Entry Total:                                90

Form 13F Information Table Value Total:                        $1,564,051
$ (thousands)

                                     Form 13F Information Table
                            Title of                        Value           Shares            Investment  Other      Voting
Name of Issuer               Class        Cusip           (x$1000)        or Prn Amt  SH/PRN  Discretion  Managers Authority
Adobe Systems Inc.         com       00724F101                    54,359      809,278  SH     sole        n/a      sole
Affiliated Computer        com       008190100                    44,606      837,838  SH     sole        n/a      sole
Allstate Corp.             com       020002101                     2,544       47,060  SH     sole        n/a      sole
Altria Group               com       02209S103                     1,740       26,605  SH     sole        n/a      sole
Amerada Hess Corp.         com       023551104                     1,160       12,058  SH     sole        n/a      sole
America Movil - ADR        com       02364W105                       310        6,000  SH     sole        n/a      sole
American Express           com       025816109                     4,349       84,670  SH     sole        n/a      sole
American Int'l Group       com       026874107                    13,656      246,447  SH     sole        n/a      sole
Amgen Inc.                 com       031162100                    48,136      826,942  SH     sole        n/a      sole
Apollo Group               com       037604105                    47,667      643,623  SH     sole        n/a      sole
Applied Materials          com       038222105                    43,237    2,660,763  SH     sole        n/a      sole
Avon Products Inc.         com       054303102                    52,098    1,213,283  SH     sole        n/a      sole
Baker Hughes Inc.          com       057224107                       310        6,959  SH     sole        n/a      sole
Bank of Amer. Corp.        com       060505104                     7,021      159,210  SH     sole        n/a      sole
Banta Corp.                com       066821109                       578       13,500  SH     sole        n/a      sole
Becton, Dickinson          com       075887109                       234        4,000  SH     sole        n/a      sole
Bed, Bath & Beyond         com       075896100                    41,711    1,141,516  SH     sole        n/a      sole
Berkshire Hathaway B       com       084670207                     2,356          825  SH     sole        n/a      sole
BP Amoco PLC               com       055622104                       330        5,292  SH     sole        n/a      sole
Burlington N SantaFe       com       12189T104                       550       10,200  SH     sole        n/a      sole
Carnival Corp.             com       143658300                    52,058    1,004,784  SH     sole        n/a      sole
Cisco Systems Inc.         com       17275R102                    45,429    2,539,326  SH     sole        n/a      sole
Citigroup Inc.             com       172967101                    45,972    1,022,973  SH     sole        n/a      sole
Clear Channel Comm.        com       184502102                    43,063    1,249,291  SH     sole        n/a      sole
Coach Inc.                 com       189754104                    53,650      947,374  SH     sole        n/a      sole
Coca-Cola Co.              com       191216100                    43,480    1,043,425  SH     sole        n/a      sole
Comcast Corp. Cl 'A'       com       20030N101                       983       29,091  SH     sole        n/a      sole
Comcast Special A          com       20030N200                       598       17,875  SH     sole        n/a      sole
Computer Assoc. Int.       com       204912109                       302       11,137  SH     sole        n/a      sole
Corning Inc.               com       219350105                       770       69,150  SH     sole        n/a      sole
Dell Inc.                  com       24702R101                    45,977    1,196,696  SH     sole        n/a      sole
Delta and Pine Land        com       247357106                       960       35,552  SH     sole        n/a      sole
Dollar General             com       256669102                       317       14,478  SH     sole        n/a      sole
EchoStar Comm.             com       278762109                    42,846    1,464,808  SH     sole        n/a      sole
Electronic Data Sys.       com       285661104                       809       39,160  SH     sole        n/a      sole
Eli Lilly                  com       532457108                     3,167       60,796  SH     sole        n/a      sole
EMC Corp.                  com       268648102                    43,402    3,522,855  SH     sole        n/a      sole
Exxon Mobil Corp.          com       30231G102                       268        4,494  SH     sole        n/a      sole
Fannie Mae                 com       313586109                    37,323      685,446  SH     sole        n/a      sole
Federated Dept. Str.       com       31410H101                       547        8,600  SH     sole        n/a      sole
First Data Corp.           com       319963104                    43,539    1,107,589  SH     sole        n/a      sole
Flextronics Intl Ltd       com       Y2573F102                    36,158    3,003,125  SH     sole        n/a      sole
Franklin Resources         com       354613101                    51,224      746,155  SH     sole        n/a      sole
Gannett Co. Inc.           com       364730101                     2,451       31,000  SH     sole        n/a      sole
General Electric Co.       com       369604103                     3,190       88,475  SH     sole        n/a      sole
GlaxoSmithKline PLC        com       37733W105                     4,546       99,000  SH     sole        n/a      sole
Goldman Sachs Group        com       38141G104                    48,851      444,138  SH     sole        n/a      sole
Hartford Fin'l Ser.        com       416515104                     1,114       16,250  SH     sole        n/a      sole
Home Depot Inc.            com       437076102                    45,041    1,177,850  SH     sole        n/a      sole
Intel Corp.                com       458140100                    46,036    1,981,734  SH     sole        n/a      sole
International Paper        com       460146103                       276        7,500  SH     sole        n/a      sole
Int'l Bus. Machines        com       459200101                    47,731      522,338  SH     sole        n/a      sole
ITT Industries Inc.        com       450911102                       361        4,000  SH     sole        n/a      sole
Janus Capital Group        com       42102X105                       988       70,800  SH     sole        n/a      sole
Johnson & Johnson          com       478160104                     3,421       50,940  SH     sole        n/a      sole
Liberty Media Corp A       com       530718105                       983       94,748  SH     sole        n/a      sole
Linear Technology          com       535678106                    23,037      601,338  SH     sole        n/a      sole
Maxim Integrated           com       57772K101                    20,430      499,867  SH     sole        n/a      sole
Merck & Co.                com       589331107                     2,921       90,232  SH     sole        n/a      sole
Micron Technology          com       595112103                       929       89,810  SH     sole        n/a      sole
Monsanto Co.               com       61166W101                    71,736    1,112,179  SH     sole        n/a      sole
Nasdaq-100 Tr. Ser. 1      com       631100104                     5,248      143,515  SH     sole        n/a      sole
News Corp ADR PRF          com       65248E104                       231       13,640  SH     sole        n/a      sole
Nordstrom Inc.             com       655664100                     1,019       18,400  SH     sole        n/a      sole
Nortel Networks Corp.      com       656568102                     1,313      481,085  SH     sole        n/a      sole
Oracle Corp.               com       68389X105                     1,954      156,538  SH     sole        n/a      sole
PepsiCo Inc.               com       713448108                     8,081      152,390  SH     sole        n/a      sole
Pfizer, Inc.               com       717081103                    41,822    1,592,013  SH     sole        n/a      sole
Pogo Producing             com       730448107                     4,468       90,749  SH     sole        n/a      sole
Procter & Gamble           com       742718109                     1,696       32,000  SH     sole        n/a      sole
Royal Caribbean Cru.       com       V7780T103                       268        6,000  SH     sole        n/a      sole
Royal Dutch Petroleum      com       780257804                     3,146       52,400  SH     sole        n/a      sole
RR Donnelley & Sons        com       257867101                       844       26,705  SH     sole        n/a      sole
SAP AG ADR                 com       803054204                    43,168    1,077,039  SH     sole        n/a      sole
Scientific-Atlanta         com       808655104                       593       21,000  SH     sole        n/a      sole
Sealed Air Corp.           com       81211K100                     2,569       49,465  SH     sole        n/a      sole
Solectron Corp.            com       834182107                       871      251,150  SH     sole        n/a      sole
St. Jude Medical Inc.      com       790849103                    42,457    1,179,360  SH     sole        n/a      sole
Standard & Poors DR.       com       78462F103                     5,742       48,675  SH     sole        n/a      sole
Symantec Corp.             com       871503108                       256       12,000  SH     sole        n/a      sole
Target Corp.               com       87612E106                    48,973      979,073  SH     sole        n/a      sole
Tele-Comm. A Liberty       com       87924V507                       207        4,733  SH     sole        n/a      sole
Telefonos Mexico 'L'       com       879403780                       207        6,000  SH     sole        n/a      sole
Telephone & Data           com       879433100                       408        5,000  SH     sole        n/a      sole
Union Pacific Corp.        com       907818108                       349        5,000  SH     sole        n/a      sole
Vodafone Grp. PLC ADR      com       92857W100                       516       19,437  SH     sole        n/a      sole
Walt Disney Co.            com       254687106                     9,684      337,053  SH     sole        n/a      sole
Washington Post 'B'        com       939640108                     5,668        6,340  SH     sole        n/a      sole
Wyeth                      com       983024100                       755       17,900  SH     sole        n/a      sole
Yum! Brands Inc.           com       988498101                     1,376       26,550  SH     sole        n/a      sole
Zimmer Holdings Inc.       com       98956P102                    46,328      595,405  SH     sole        n/a      sole